Goodwill and Intangible Assets Finite-lived Intangible Assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	$ 84,897,000
Intangible asset accumulated amortization	1,892,000	[1]	0
Finite-lived intangible assets, net	83,005,000	[1],[2]
Amortization of intangible assets	1,900,000
Financial advisor relationships
Finite-Lived Intangible Assets [Line Items]
Weighted-average life remaining (in years)	13 years
Finite-lived intangible assets, gross	71,185,000
Intangible asset accumulated amortization	1,487,000	[1]
Finite-lived intangible assets, net	69,698,000	[1]
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Weighted-average life remaining (in years)	13 years
Finite-lived intangible assets, gross	12,686,000
Intangible asset accumulated amortization	277,000	[1]
Finite-lived intangible assets, net	12,409,000	[1]
Non-competition agreements
Finite-Lived Intangible Assets [Line Items]
Weighted-average life remaining (in years)	2 years
Finite-lived intangible assets, gross	1,026,000
Intangible asset accumulated amortization	128,000	[1]
Finite-lived intangible assets, net	$ 898,000	[1]

[1]	Amounts have been recast to reflect the inclusion of First Allied in the Company’s consolidated financial statements.
[2]	Future amounts have been recast to reflect the inclusion of First Allied in the Company’s consolidated financial statements.